Shareholders' Equity - Summary of Remeasurement of Defined Benefit Plans (Detail) - Remeasurement of defined benefit Plans of group companies [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revaluation reserve [Line Items]
At January 1	€ (2,534)	€ (2,397)	€ (1,850)
Remeasurements of defined benefit plans	501	(360)	(612)
Tax effect	(102)	140	90
Net exchange differences	(65)	83	(25)
Total remeasurement of defined benefit plans	€ (2,199)	€ (2,534)	€ (2,397)